Registration Nos. 2-11101 811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	]
Pre-Effective Amendment No. __	[	]
Post-Effective Amendment No. 229	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	[	]
Amendment No. 157	[X]
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II
(Exact Name of Registrant as Specified in Charter)
888 Boylston Street, Boston, Massachusetts	02199
(Address of principal executive offices)	(Zip Code)
Registrant's Telephone Number, including Area Code	(617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02119

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[X]immediately upon filing pursuant to paragraph (b)

[	]	on (date) pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on (date) pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of April, 2020.

NATIXIS FUNDS TRUST II

By: /s/ David L Giunta

David L. Giunta

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ David L Giunta
David L. Giunta	President, Chief Executive Officer	April 21, 2020
and Trustee
/s/ Michael C. Kardok
Michael C. Kardok	Treasurer (Principal Financial	April 21, 2020
Officer and Principal Accounting
Officer)
Kevin P. Charleston*
Kevin P. Charleston	Trustee	April 21, 2020
Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	April 21, 2020
Edmond J. English*
Edmond J. English	Trustee	April 21, 2020
Richard A. Goglia*
Richard A. Goglia	Trustee	April 21, 2020
Wendell J. Knox*
Wendell J. Knox	Trustee	April 21, 2020
Martin T. Meehan*
Martin T. Meehan	Trustee	April 21, 2020
Maureen B. Mitchell *

Maureen B. Mitchell	Trustee	April 21, 2020
James P. Palermo*
James P. Palermo	Trustee	April 21, 2020
Erik R. Sirri*
Erik R. Sirri	Trustee	April 21, 2020
Peter J. Smail*
Peter J. Smail	Trustee	April 21, 2020
Kirk A. Sykes*
Kirk A. Sykes	Trustee	April 21, 2020
Cynthia L. Walker*
Cynthia L. Walker	Trustee	April 21, 2020
*By: /s/ Russell Kane
Russell Kane
Attorney-In-Fact 1,2
April 21, 2020

1Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (p)(1) to PEA No. 222 to the Registration Statement filed on February 28, 2019.

2Power of Attorney for Kirk A. Sykes dated August 24, 2019, effective September 1, 2019, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for Mr. Sykes is incorporated by reference to exhibit (p)(2) to PEA No. 148 filed on January 27, 2020.

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase